Equity - Synthetic Share Repurchase (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares	Jan. 31, 2024 € / shares	Dec. 31, 2023 € / shares
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)					€ 0.01		€ 0.01
Share buyback, repaid to shareholders | $			$ 292,773
2025 Synthetic Share Repurchase
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)					€ 0.01
2025 Synthetic Share Repurchase | Subsequent Event
Subsequent Event [Line Items]
Stockholders' equity, reverse stock split	0.9722
Share buyback, repaid to shareholders | $	$ 280,100
Common stock, decrease in outstanding shares (in shares) | shares	(6,200,000)
Share repurchases, reduction in number of common shares outstanding, percent				(2.80%)
Common stock, shares outstanding (in shares) | shares				216,100,000
2025 Synthetic Share Repurchase | Subsequent Event | Amendment One
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)				€ 1.24
Existing shares consolidated (in shares) | shares	36
2025 Synthetic Share Repurchase | Subsequent Event | Amendment Two
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)				1.28
New common shares (in shares) | shares	35
2025 Synthetic Share Repurchase | Subsequent Event | Amendment Three
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)				€ 0.01
2024 Synthetic Share Repurchase
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)							€ 0.01
Stockholders' equity, reverse stock split		0.97
Share buyback, repaid to shareholders | $		$ 292,100
Common stock, decrease in outstanding shares (in shares) | shares			(6,800,000)
Share repurchases, reduction in number of common shares outstanding, percent						(3.00%)
Capital repayment expenses | $			$ 800
2024 Synthetic Share Repurchase | Amendment One
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)						€ 1.18
2024 Synthetic Share Repurchase | Amendment Two
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)						1.22
Existing shares consolidated (in shares) | shares		25
New common shares (in shares) | shares		24.25
2024 Synthetic Share Repurchase | Amendment Three
Subsequent Event [Line Items]
Common shares - par value (in EUR per share)						€ 0.01